Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Jan. 31, 2023 Segments
Disclosure of significant accounting policies [line items]
Number of operating and reportable segments	2
Bottom of range [member]
Disclosure of significant accounting policies [line items]
Product warranty claim period	6 months
Top of range [member]
Disclosure of significant accounting policies [line items]
Product warranty claim period	5 years
BRP Commerce and Trade Co. Ltd [member]
Disclosure of significant accounting policies [line items]
Percentage of non-controlling interests	20.00%
Telwater Pty Ltd [member]
Disclosure of significant accounting policies [line items]
Percentage of non-controlling interests	25.00%
Pinion GmbH [member]
Disclosure of significant accounting policies [line items]
Percentage of non-controlling interests	20.00%